Net Loss Per Share Attributable to Common Shareholders	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021
Earnings Per Share [Abstract]
Net Loss Per Share Attributable to Common Shareholders
10.	Net Loss Per Share Attributable to Common Stockholders
Net Loss per common share
The Company computes basic earnings per share (EPS) by dividing income (loss) available to common stockholders by the weighted average number of common shares outstanding for the reporting period. Diluted EPS reflects the effect of potential shares that would be issued if stock option awards, Restricted Stock Units, Public and Private Warrants and preferred shares, to the extent issued, were converted into common stock, to the extent dilutive.
The following table summarizes the computation of basic and diluted net loss per share attributable to common stockholders:

	Three Months Ended October 31,		Nine Months Ended October 31,
	2021	2020	2021	2020
Numerator: Net loss	$(193,122)	$(12,454)	$(225,789)	$(43,157)
Denominator: Basic and Diluted Weighted-average shares in computing net loss per share attributable to common stockholders	87,178,432	65,067,942	74,001,217	64,064,424

Net loss attributable to common stockholders—basic and diluted	$(2.22)	$(0.19)	$(3.05)	$(0.67)
Since the Company was in a net loss position for all periods presented, diluted net loss per share attributable to common stockholders will be the same as the basic net loss per share, as, in a net loss position, the inclusion of all potential common shares outstanding would be antidilutive. The potential shares of common stock excluded from the computation of diluted net loss per share for the periods presented due to their antidilutive impacts are as follows:

	As of October 31, 2021	As of October 31, 2020
Shares of common stock issuable from stock options	1,474,840	2,671,317
Total RSUs unvested pending settlement	8,204,455	16,102,029
Shares of common stock issuable upon conversion from preferred shares	—	21,272,479
Private Warrants	10,200	—
Public Warrants	8,596,273	—

Potential common shares excluded from diluted net loss per share	18,285,768	40,045,825
As of October 31, 2020 there were no Private or Public Warrants outstanding due to the fact that the Legacy LGL interim condensed consolidated balance sheet was consolidated and combined with Legacy IronNet as of the effective date of the Merger. Legacy LGL Public and Private Warrants as of August 26, 2021 were 8,624,992 and 5,200,000, respectively.

14.	Net Loss Per Share Attributable to Common Shareholders
IronNet computes basic earnings per share (EPS) by dividing income available to common shareholders by the weighted average number of common shares outstanding for the reporting period. Diluted EPS reflects the effect of potential shares that would be issued if stock option awards, restricted stock units, and preferred stock were converted into common stock, to the extent dilutive. Other than voting rights, the Class B common stock has the same rights as the Class A common stock and therefore both are treated as the same class of stock for the purposes of the earnings per share calculation.
The following table summarizes the computation of basic and diluted net loss per share attributable to common stockholders:

	Year ended
	2021	2020
Numerator: Net loss	(55,373)	(47,869)
Denominator: Weighted-average shares used in computing net loss per share attributable to common stockholders	64,562	58,838

Net loss attributable to common shareholders - basic and diluted	$(0.86)	$(0.81)
Since the Company was in a net loss position for all periods presented, basic net loss per share is the same as diluted net loss per share as the inclusion of all potential common shares outstanding would have been antidilutive. The potential shares of common stock that were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been antidilutive are as follows:

	Year ended
	2021	2020
Shares of common stock issuable from stock options	2,182	3,602
RSUs subject to future vesting	15,712	15,305
Shares of common stock issuable upon conversion from preferred shares	22,832	16,424

Potential common shares excluded from diluted net loss per share	40,726	35,331